Income taxes (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [line items]
Income tax expense	$ (2,119)	$ (1,807)	$ (1,793)
Continuing operations [member]
Statement [line items]
Current tax expense (income)	(2,428)	(2,100)	(2,147)
Deferred tax expense (income)	309	293	354
Income tax expense	(2,119)	(1,807)	(1,793)
Continuing operations [member] | Switzerland
Statement [line items]
Current tax expense (income)	(958)	(932)	(1,186)
Deferred tax expense (income)	23	(137)	(93)
Continuing operations [member] | Foreign
Statement [line items]
Current tax expense (income)	(1,470)	(1,168)	(961)
Deferred tax expense (income)	$ 286	$ 430	447
Discontinued operations [member]
Statement [line items]
Income tax expense			$ (159)